STADION INVESTMENT TRUST
1061 Cliff Dawson Road
Watkinsville, Georgia 30677

April 19, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attn: Marianne Dobelbower

RE:
Stadion Investment Trust (the “Trust”) (File Nos. 333-103714 and 811-21317) on behalf of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund and Stadion Managed Risk 100 Fund (each, a “Fund” and together, the “Funds”)

Dear Ms. Dobelbower:

Enclosed herewith for filing, in electronic format, is Post-Effective Amendment No. 48 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding to the Registration Statement certain disclosures on behalf of each Fund regarding sales load variations (the “Sales Load Disclosure”). Because we believe this filing does not include any other material changes, apart from the Sales Load Disclosure, we request that the Staff of the Securities and Exchange Commission (“Staff”) provide a review limited only to the Sales Load Disclosure.

The Sales Load Disclosure is consistent with disclosure previously reviewed by the Staff in other contexts, including Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A (File No. 033-59692 and 811-07584) of Rydex Funds, filed February 13, 2017, which the Trust considers precedent for the Sales Load Disclosure included in the Amendment.

Additionally, pursuant to Rule 461 under the 1933 Act, the Trust and ALPS Distributors, Inc. (the “Distributor”), the distributor of shares of beneficial interest of the Trust, request that acceleration of the effective date of the Amendment so that the Amendment is declared effective as of 9:00 a.m. on April 19, 2017, or as soon as practicable thereafter.

The Trust and the Distributor, in making this request, hereby acknowledge that they are aware of their obligations under Rule 461 and other applicable provisions of the Securities Act.

The Trust requests to be notified of such effectiveness by a telephone call to Andrew Sachs at Kilpatrick Townsend & Stockton LLP at (336) 607-7385, and that such effectiveness also be confirmed in writing.

Very truly yours,

STADION INVESTMENT TRUST

By:	/s/Judson P. Doherty
Judson P. Doherty, President

ALPS DISTRIBUTORS, INC.

By:	/s/ Bradley J. Swenson
Bradley J. Swenson, Senior Vice President, Chief Operating Officer